Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

12. Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive loss, net of tax were as follows:

	Foreign Currency Translation Adjustments	Unrealized Gains (Losses) on Cash Flow Hedges	Total
	(in thousands)
Balance at December 31, 2013	$(55)	$—	$(55)
Other comprehensive income (loss)	(462)	—	(462)

Balance at December 31, 2014	(517)	—	(517)

Other comprehensive income (loss)	(1,281)	80	(1,201)

Balance at December 31, 2015	$(1,798)	80	$(1,718)